Schedule of Prepaid Expenses and Deposits (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Exploration and production advances	$ 172,982	$ 174,031
Prepaid expenses	82,774	426,487
Prepaid taxes		2,917
Close-Out Fund (Note 12)	686,159	371,124
Prepaid expenses and deposits	941,915	974,559
Prepaid expenses and deposits – Current	255,756	603,435
Long-term deposits	$ 686,159	$ 371,124